UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan               St. Helena, CA                  5/  /09
-----------------------        --------------------------        ---------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               none
                                          --------------

Form 13F Information Table Entry Total:           60
                                          --------------

Form 13F Information Table Value Total:        117,133
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 03/31/09

                                                       MARKET        TOTAL
NAME OF ISSUER       SYMBOL     CLASS      CUSIP        VALUE       SHARES         PRICE   DISCRETION   VOTING AUTH
ABBOTT LABS          ABT          com      00282410      $4,259    89,284.00       $47.70       sole      none
APOLLO GROUP-A       APOL         com      03760410        $208     2,650.00       $78.33       sole      none
BANK OF AMERICA      BAC          com      06050510      $1,046   153,389.00        $6.82       sole      none
BECTON DICKINSON     BDX          com      07588710        $238     3,535.00       $67.24       sole      none
FRANKLIN RES INC     BEN          com      35461310      $1,133    21,029.00       $53.87       sole      none
BROWN-FORMAN -B      BF/B         com      11563720      $3,206    82,559.00       $38.83       sole      none
SOTHEBY'S            BID          com      83589810        $640    71,108.00        $9.00       sole      none
BURLINGTON NORTH     BNI          com      12189T10        $427     7,100.00       $60.15       sole      none
BP PLC-ADR           BP           com      05562210        $349     8,692.00       $40.10       sole      none
BRE PROPERTIES       BRE          com      05564E10        $722    36,757.00       $19.63       sole      none
BERKSHIRE HATH-B     BRK/B        com      08467020        $491       174.00    $2,820.00       sole      none
CATERPILLAR INC      CAT          com      14912310        $860    30,767.00       $27.96       sole      none
CBS CORP-B           CBS          com      12485720        $747   194,536.00        $3.84       sole      none
COLGATE-PALMOLIV     CL           com      19416210        $209     3,545.00       $58.98       sole      none
CHEVRON CORP         CVX          com      16676410      $2,356    35,037.00       $67.24       sole      none
DOMINION RES/VA      D            com      25746U10      $1,549    49,978.00       $30.99       sole      none
DEERE & CO           DE           com      24419910        $305     9,266.00       $32.87       sole      none
WALT DISNEY CO       DIS          com      25468710      $2,298   126,521.00       $18.16       sole      none
CONS EDISON INC      ED           com      20911510        $214     5,400.00       $39.61       sole      none
EQUIFAX INC          EFX          com      29442910        $782    32,003.00       $24.45       sole      none
EQUITY ONE INC       EQY          com      29475210      $1,495   122,650.00       $12.19       sole      none
ENTERCOM COMM-A      ETM          com      29363910        $180   163,317.00        $1.10       sole      none
FIRSTENERGY CORP     FE           com      33793210      $1,154    29,906.00       $38.60       sole      none
FIRST LITCH FIN      FLFL         com      32072410        $281    40,094.00        $7.00       sole      none
FPL GROUP INC        FPL          com      30257110        $790    15,576.00       $50.73       sole      none
GENERAL ELECTRIC     GE           com      36960410      $2,835   280,431.00       $10.11       sole      none
GRACO INC            GGG          com      38410910        $627    36,726.00       $17.07       sole      none
IBM                  IBM          com      45920010      $2,295    23,688.00       $96.89       sole      none
INDYMAC BANCORP      IDMCQ        com      45660710          $9   166,260.00        $0.06       sole      none
JOHNSON&JOHNSON      JNJ          com      47816010     $13,692   260,309.00       $52.60       sole      none
JPMORGAN CHASE       JPM          com      46625H10      $1,660    62,440.00       $26.58       sole      none
KRAFT FOODS INC      KFT          com      50075N10      $2,842   127,517.00       $22.29       sole      none
KIMBERLY-CLARK       KMB          com      49436810        $789    17,114.00       $46.11       sole      none
COCA-COLA CO         KO           com      19121610      $2,801    63,726.00       $43.95       sole      none
LABORATORY CP        LH           com      50540R40      $1,479    25,284.00       $58.49       sole      none
LOWE'S COS INC       LOW          com      54866110        $431    23,622.00       $18.25       sole      none
MASCO CORP           MAS          com      57459910      $2,248   322,129.00        $6.98       sole      none
MCDONALDS CORP       MCD          com      58013510      $1,855    34,000.00       $54.57       sole      none
3M CO                MMM          com      88579Y10        $932    18,749.00       $49.72       sole      none
ALTRIA GROUP INC     MO           com      02209S10      $4,000   249,702.00       $16.02       sole      none
OXFORD INDS INC      OXM          com      69149730      $2,021   327,530.00        $6.17       sole      none
PEPSICO INC          PEP          com      71344810      $5,916   114,913.00       $51.48       sole      none
PROCTER & GAMBLE     PG           com      74271810        $710    15,074.00       $47.09       sole      none
PROGRESS ENERGY      PGN          com      74326310      $1,856    51,185.00       $36.26       sole      none
PROGRESSIVE CORP     PGR          com      74331510      $1,636   121,760.00       $13.44       sole      none
PHILIP MORRIS        PM           com      71817210      $7,307   205,369.00       $35.58       sole      none
PROV & WOR RR        PWX          com      74373710        $107    10,000.00       $10.72       sole      none
SCANA CORP           SCG          com      80589M10      $2,377    76,935.00       $30.89       sole      none
SCRIPPS NET-CL A     SNI          com      81106510        $582    25,873.00       $22.51       sole      none
STAPLES INC          SPLS         com      85503010        $578    31,917.00       $18.11       sole      none
CONSTELLATION-A      STZ          com      21036P10      $1,054    88,533.00       $11.90       sole      none
AT&T INC             T            com      00206R10      $1,285    50,998.00       $25.20       sole      none
THOR INDUSTRIES      THO          com      88516010        $494    31,633.00       $15.62       sole      none
T ROWE PRICE GRP     TROW         com      74144T10        $902    31,251.00       $28.86       sole      none
VERIZON COMMUNIC     VZ           com      92343V10      $2,753    91,174.00       $30.20       sole      none
WESTAMERICA BANC     WABC         com      95709010      $8,392   184,194.00       $45.56       sole      none
WINDSTREAM CORP      WIN          com      97381W10        $633    78,478.00        $8.06       sole      none
WEINGARTEN RLTY      WRI          com      94874110        $522    54,797.00        $9.52       sole      none
WYETH                WYE          com      98302410      $6,749   156,817.00       $43.04       sole      none
EXXON MOBIL CORP     XOM          com      30231G10      $6,826   100,239.00       $68.10       sole      none
                                                        117,133
